Accumulated Other Comprehensive Income	6 Months Ended
Jun. 30, 2022
Statement of Other Comprehensive Income [Abstract]
Accumulated Other Comprehensive Income
Note 10: Accumulated other comprehensive income
Changes in accumulated other comprehensive income (AOCI) by component for the three and six months ended June 30, 2022 and 2021 were as follows (in thousands):

Three months ended June 30, 2021	Currency Translation Adjustments	Defined Benefit Pension Plan	Total
Balance at April 1, 2021	$25,136	$(1,047)	$24,089
Foreign currency translation gain/(loss)	(114)	—	(114)
Actuarial gain/(loss), net of tax	—	15	15

Balance as of June 30, 2021	$25,022	$(1,032)	$23,990

Three months ended June 30, 2022	Currency Translation Adjustments	Defined Benefit Pension Plan	Total
Balance at April 1, 2022	$22,865	$(1,804)	$21,061
Foreign currency translation gain/(loss)	(3,526)	—	(3,526)
Actuarial gain/(loss), net of tax	—	239	239

Balance as of June 30, 2022	$19,339	$(1,565)	$17,774

Six months ended June 30, 2021	Currency Translation Adjustments	Defined Benefit Pension Plan	Total
Balance at January 1, 2021	$23,807	$(992)	$22,815
Foreign currency translation gain/(loss)	1,215	—	1,215
Actuarial gain/(loss), net of tax	—	(40)	(40)

Balance as of June 30, 2021	$25,022	$(1,032)	$23,990

Six months ended June 30, 2022	Currency Translation Adjustments	Defined Benefit Pension Plan	Total
Balance at January 1, 2022	$24,311	$(1,278)	$23,033
Foreign currency translation gain/(loss)	(4,972)	—	(4,972)
Actuarial gain/(loss), net of tax	—	(287)	(287)

Balance as of June 30, 2022	$19,339	$(1,565)	$17,774

We do not tax effect foreign currency translation gain/(loss) because we have determined such gain/(loss) is permanently reinvested.